Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments

(11)  Commitments

Lease commitments under non-cancelable operating leases extending for one year or more will require the following future payments:

(Dollars in thousands)

2018	$2,180
2019	1,873
2020	773
2021	399
2022	314
After 2022	649

Total lease and rental expenses under non-cancelable operating leases extending one year or more approximated $5.3 million in 2017, $3.6 million in 2016 and $6.2 million in 2015.